Condensed Combined and Consolidated Statements of Equity/(Deficit) - USD ($) $ in Thousands		Total		Underwritten Public Offering [Member]	Warrant Redemption	Series A Preferred Stock [Member]	Roivant Sciences Ltd. (RSL) [Member]	Common stock [Member]		Common stock [Member] Underwritten Public Offering [Member]	Common stock [Member] Upon Achievement Of Earnout Shares Milestone	Common stock [Member] Warrant Redemption	Common Shares Subscribed	Additional Paid-In- Capital	Additional Paid-In- Capital Underwritten Public Offering [Member]	Additional Paid-In- Capital Upon Achievement Of Earnout Shares Milestone	Additional Paid-In- Capital Warrant Redemption	Additional Paid-In- Capital Roivant Sciences Ltd. (RSL) [Member]	Net Parent Investment	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning Balance at Mar. 31, 2018	[1]	$ (1,497)																	$ (1,658)	$ 161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net transfers from parent	[1],[2]	5,419																	5,419
Common stock subscription, shares								4,890,662
Net loss	[1]	(4,368)																	(4,368)
Foreign currency translation adjustments	[1]	35																		35
Ending balance at Jul. 06, 2018	[1]	(411)																	(607)	196
Ending balance (in shares) at Jul. 06, 2018	[1]							4,890,662
Beginning Balance at Mar. 31, 2018	[1]	(1,497)																	(1,658)	161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(28,599)
Ending balance at Mar. 31, 2019	[1]	7,339	[3]					$ 4					$ (3)	$ 31,830						346	$ (24,838)
Ending balance (in shares) at Mar. 31, 2019	[1]							38,590,381
Beginning Balance at Jul. 06, 2018	[1]	(411)																	(607)	196
Beginning balance (in shares) at Jul. 06, 2018	[1]							4,890,662
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subscription, shares	[1]							31,789,305
Net loss	[1]	(24,231)																			(24,231)
Foreign currency translation adjustments	[1]	150																		150
Issuance of common shares, net, shares	[1]							1,910,414
Issuance of common stock, net	[1]	14,747						$ 1						14,746
Cash contribution	[1]	13,901												13,901
Common stock subscription	[1]							3					(3)
Transfer to accumulated deficit	[1]																		$ 607		(607)
Capital contribution - stock-based compensation	[1]	922												922
Capital contribution - expenses allocated from Roivant Sciences Ltd.	[1]						$ 2,230											$ 2,230
Stock-based compensation	[1]	31												31
Ending balance at Mar. 31, 2019	[1]	7,339	[3]					$ 4					(3)	31,830						346	(24,838)
Ending balance (in shares) at Mar. 31, 2019	[1]							38,590,381
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	[1]	(20,059)																			(20,059)
Foreign currency translation adjustments	[1]	(291)																		(291)
Capital contribution - stock-based compensation	[1]	35												35
Capital contribution - expenses allocated from Roivant Sciences Ltd.	[1]						331											331
Stock-based compensation	[1]	537												537
Ending balance at Jun. 30, 2019	[1]	(12,108)						$ 4					(3)	32,733						55	(44,897)
Ending balance (in shares) at Jun. 30, 2019	[1]							38,590,381
Beginning Balance at Mar. 31, 2019	[1]	7,339	[3]					$ 4					(3)	31,830						346	(24,838)
Settlement of common stock subscription	[1]	1											$ 3	(2)
Beginning balance (in shares) at Mar. 31, 2019	[1]							38,590,381
Issuance of preferred and common stock, net of deferred offering costs upon Business Combination and Recapitalization (See Note 3)	[1]	109,772						$ 1						109,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred and common stock, net of deferred offering costs upon Business Combination and Recapitalization, shares	[1]					10,000		12,565,000
Conversion of convertible promissory notes	[1]	35,587												35,587
Conversion of convertible promissory notes, shares	[1]							3,499,995
Net loss	[1]	(66,388)																			(66,388)
Foreign currency translation adjustments	[1]	(362)																		(362)
Capital contribution - stock-based compensation	[1]	175												175
Capital contribution - expenses allocated from Roivant Sciences Ltd.	[1]						1,157											1,157
Stock-based compensation	[1]	6,788												6,788
Ending balance at Mar. 31, 2020	[1]	94,069	[3]					$ 5						185,306						(16)	(91,226)
Ending balance (in shares) at Mar. 31, 2020	[1]					10,000		54,655,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of sponsor restricted shares	[1]							900,000
Stock options exercised	[1]	$ 63												63
Stock options exercised (in shares)		23,841						23,841	[1]
Net loss	[1]	$ (26,708)																			(26,708)
Foreign currency translation adjustments	[1]	26																		26
Issuance of common shares, net, shares	[1]									9,613,365	10,000,000	5,719,145
Issuance of common stock, net	[1]			$ 130,428	$ 65,752					$ 1	$ 1	$ 1			$ 130,427	$ (1)	$ 65,751
Capital contribution - stock-based compensation	[1]	63												63
Capital contribution - expenses allocated from Roivant Sciences Ltd.	[1]						$ 164											$ 164
Stock-based compensation	[1]	3,918												3,918
Ending balance at Jun. 30, 2020	[1]	$ 267,775	[3]					$ 8						$ 385,691						$ 10	$ (117,934)
Ending balance (in shares) at Jun. 30, 2020	[1]					10,000		80,911,727

[1]	Retroactively restated for reverse recapitalization as described in Note 1.
[2]	Prior to formation of the Company, Roivant Sciences Ltd. was the Company's parent with 100% ownership interest (See Note 2[A]).
[3]	Retroactively restated for the reverse recapitalization as described in Note 1.